Share Capital (Details)																						1 Months Ended							12 Months Ended
	Oct. 12, 2022 USD ($) $ / shares shares	Jul. 21, 2022 USD ($) $ / shares shares	Jul. 12, 2022 $ / shares shares	Apr. 13, 2022 USD ($) $ / shares shares	Mar. 09, 2022 $ / shares	Jan. 13, 2022 shares	Jan. 11, 2022 USD ($) $ / shares shares	Jan. 01, 2022 USD ($) $ / shares shares	Dec. 07, 2021 USD ($) $ / shares shares	Dec. 07, 2021 $ / shares	Nov. 03, 2021	Oct. 29, 2021 USD ($) share $ / shares shares	Oct. 28, 2021 USD ($) $ / shares shares	Aug. 31, 2021 share shares	Feb. 28, 2021 USD ($) $ / shares shares	Jan. 18, 2021 share $ / shares	Jan. 02, 2021 share $ / shares	Dec. 14, 2020 USD ($) shares	Sep. 29, 2020 USD ($) $ / shares	Aug. 04, 2020 USD ($) $ / shares shares	Aug. 04, 2020 CAD ($) shares	Jan. 31, 2022	Dec. 31, 2021 share $ / shares shares	Oct. 31, 2021 USD ($) $ / shares shares	Feb. 28, 2021 USD ($) $ / shares shares	Nov. 30, 2020 USD ($) $ / shares shares	Sep. 29, 2020 $ / shares shares	Jun. 22, 2020 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) $ / shares	Nov. 15, 2020 $ / shares shares	Aug. 04, 2020 CAD ($) $ / shares shares	Jun. 23, 2020 USD ($) $ / shares	Jun. 23, 2020 CAD ($) $ / shares	Jun. 22, 2020 CAD ($) $ / shares
Share Capital (Details) [Line Items]
Number of shares issued (in Shares) | shares																										170,000
Number of shares outstanding (in Shares) | shares																							5,276,695						80,028,404	5,276,695
Common shares issued (in Shares) | shares						13,112,255																							18,042,857
Gross proceeds (in Dollars) | $																													$ 3,608,571
Exercise warrants (in Shares) | shares																													18,042,857
Warrants price																													$ 0.23
Common shares (in Shares) | shares																													17,116,987
Gross proceeds (in Dollars) | $	$ 3,986,100						$ 20,013,043
Sale to public share units (in Shares) | shares	15,810,000						7,215,652
Public shares per unit	$ 0.23						$ 2.3
Exercisable per share	$ 0.14						$ 2.3
Exercisable term	5 years						5 years				5 years
Gross proceeds (in Dollars)																																		$ 991,427	$ 1,330,000
Unit warrants (in Dollars) | $							$ 5,395,878
Shares issued pre-funded units (in Shares) | shares	1,590,000						1,480,000
Value, per share	$ 0.01																		$ 4.73							$ 5.99	$ 4.73
Exercise price per share | (per share)	0.14																																	$ 34.11	$ 43.5
Issued pre-funded units (in Dollars) | $																													$ 2,560,400
Minimal exercise price	0.01																												$ 0.01
Over-allotment option per share																													$ 0.0097
Warrant expiration term																				2 years	2 years						5 years		5 years
Proceeds received on warrants (in Dollars) | $																													$ 13,043
Fair value loss (in Dollars) | $																													$ 962,350
Market price per share | (per share)																																		$ 34.11	$ 43.5
Initial stock price	$ 0.14																						$ 11.5						$ 1.1	$ 11.5	$ 6.47
Dividend yield percentage																													0.00%	0.00%	0.00%
Volatility percentage	135.00%
Risk free rate	4.08%
Warrants issued (in Shares) | shares	96,800
Exercise price per share				$ 1.1
Black scholes value (in Dollars) | $																				$ 9,873
Share capital description																													●On March 31, 2022, as part of the ClearRF acquisition (Note 4), the Company issued 138,958 shares to the vendor with a fair value of $190,094. ●The Company issued 155,000 common shares, with a fair value of $170,500 ($1.10 per share) to consultants as part of their compensation for services rendered. ●The Company issued 854,219 common shares with a fair value of $1,002,461 as combined payments of the monthly principal repayment of $400,000 for the months of May and June 2022 payable in shares per the terms of the promissory note. ●The Company issued 30,000 shares with a fair value of $22,200 ($0.74 per share) resulting from a supplier converting RSU’s into common shares. ●The Company issued 60,000 shares, with a fair value of $61,800 (41.03 per share), to a supplier as partial compensation according to their contractual agreements. ●The Company issued 404,859 shares, with a fair value of $441,296 ($1.09 per share),as payment for the monthly principal repayment of $400,000 on the promissory note. ●The Company issued 684,932 shares, with a fair value of $520,548 ($0.76 per share), as payment for the monthly principal repayment of $400,000 on the promissory note.
Net proceeds shares amount (in Dollars) | $																										$ 936,836
Additional common share warrant (in Shares) | shares																													1,739,130
Share issuance costs (in Dollars) | $	$ 206,485
Convertible note (in Dollars) | $	$ 597,966
Proceeds from exercise of warrants (in Dollars) | $												$ 380,202	$ 1,027,500																$ 61,950	$ 3,017,743
Warrant exercisable price | (per share)												$ 6.85	$ 6.85						6.85	$ 20.47							$ 6.85						$ 26.1
Stock shares issued during the period for services shares (in Shares) | shares																									40,000
Stock shares issued during the period for services value (in Dollars) | $																									$ 560,000
Stock shares issued during the period business acquisition shares (in Shares) | shares																														23,949
Issued of convertible debt, per share | (per share)		$ 7.21							$ 4	$ 4																		$ 48.71								$ 65.25
Class of warrants or rights exercised during the period units (in Shares) | shares												55,504	150,000
Description of terms of shares reserved for issue under options and contracts for sale of shares									$1,000,000
Issued shares of convertible debt (in Shares) | shares																												1,149
Proceeds of convertible debt																												$ 57,692								$ 75,000
Aggregate gross proceeds																				$ 1,604,729													$ 2,150,000
Issuance of units (in Shares) | shares																				148,276													148,276
Issuance of units price, per share | (per share)																				$ 10.82													$ 14.5
Private placement unit, description																															Each unit consisted of one common share and one-half of one common share purchase warrant.
Cash commission																				$ 19,358	$ 24,682
Issued broker warrants (in Shares) | shares																				1,702	1,702
Other share issuance costs (in Dollars) | $																				$ 146,377									2,258,167		$ 3,133,147
Initial public offering, shares (in Shares) | shares																											2,100,000
Public offering, per unit																			$ 6								$ 6
Gross proceeds (in Dollars) | $																			$ 1,260,000
Valued, per warrant																			$ 1.27								$ 1.27
Description of initial public offering																											Share issuance costs related to the initial public offering was $2,810,274 including 113,500 underwriter warrants exercisable at $6.60USD per share, with a Black-Scholes value of $315,796, and underwriter overallotment 266,000 tradeable warrants with an exercise price of $6.85 USD with a Black- Scholes value of $335,160.
Gross proceeds (in Dollars) | $																										1,018,300			$ 24,067,763		$ 28,168,529
Issuance costs (in Dollars) | $																										$ 81,464				1,175,573
Contractual obligations valued (in Dollars) | $																		$ 710,970
Description of private placement																															the Company completed a private placement issuing 1,294,500 units at $10.00 USD per unit for gross proceeds of $12,945,500 USD. Each Unit consisting of one common share and one warrant to purchase one common share. Each warrant has an exercise price of $11.50 USD per share, is exercisable immediately and will expire five (5) years from the date of issuance. The common shares and the warrants comprising the units were immediately separable upon issuance and were issued separately in the offering. The common shares using the residual value approach were valued at $10.00 USD per share and each warrant was valued at NIL per warrant. Total share issuance costs totalled $1,707,138 which includes 64,724 broker warrants exercisable at $11.50 with a Black-Scholes value of $420,508.
Stock option issued (in Shares) | shares				795,000				20,000																					330,000
Stock option exercise price								$ 4																					$ 1.1			$ 6
Fair value granted (in Dollars) | $				$ 475,888				$ 54,480
Fair value options (in Dollars) | $								$ 2,724
Fair value, per share			$ 1.1	$ 0.5986
RSU's Granted (in Shares) | shares			120,000
RSU's Vested (in Shares) | shares			30,000
Description of Restricted Share unit vested			the remaining 90,000 RSU’s vest quarterly with the first vesting of 7,500 taking place on the date of the grant and 11 equal quarterly vesting of 7,500 RSU’s per quarter thereafter. Of these 330,000 stock options granted, they vest quarterly with the first vesting of 27,500 taking place on the date of the grant and 11 equal quarterly vesting of 27,500 RSU’s per quarter thereafter. The fair value of these options on the date of the grant is $173,191 ($0.5248 per share).
Share-based payments expense (in Dollars) | $																														1,338,931
Weighted Average Exercise Price, Granted																							$ 57
Number of share options expired in share-based payment arrangement (in share) | share																							1,500
Share-based payments expense (in Dollars) | $																													$ 2,888,704	$ 1,338,931	$ 517,678
Stock option description																															the Company issued 2,690 stock options to various employees at an exercise price of $CAD56.86 that 2,069 expires on October 31, 2025 and 621 expires on January 1, 2023.
Number of stock option issued (in Shares) | shares																																276,500
Exercised price																								$ 6.85	$ 6.85
Agents options, description																															●The Company issued 1,702 agents’ options on the closing of the August 2020 capital raise at an exercise price of $20.47 ($26.10 CAD) per common share and these agents’ options expire on July 28, 2022, adding an additional $9,873 to reserves and share issuance costs. ●The Company issued 113,500 agents’ options to the underwriter of its initial public offering at an exercise price of $6.60 USD per common share and these agents’ options expire on September 28, 2025, including in reserves an additional $315,796 that are part of the share issuance costs. ●On October 21, 2020, the underwriter of the initial public offering acquired 266,000 share purchase warrants pursuant to that certain underwriting agreement at $0.01 per warrant. The warrant has an exercise price of $6.85 USD with an expiry date of September 28, 2025. The Company added the Black-Scholes value to these agent warrants adding an additional $335,160 to reserves as part of the share issuance costs. ●The Company issued 64,724 agents options to the placement agency of the December 31, 2020 capital raise at an exercise price of $11.50USD expiring on June 30, 2024, and using Black-Scholes added $420,508 to reserves as part of the share issuance costs.
Transactions during the year, description																													128,386 share purchase warrant expired in 2022. ●On January 11, 2022 as part of an underwritten public offering, the Company issued a total of 9,999,999 share purchase warrants, exerciseable at $2.30 per warrant and with a term of five years. ●On October 12, 2022 as part of the underwritten public offering, the Company issued at total of 17,400,000 share purchase warrants, exerciseable at $0.14 per warrant and with at term of five years.		On June 23, 2020, as part of the 10% convertible debenture referred to in 14(b), the Company issued 10,897 share purchase warrants at an exercise price of $34.12 with an expiry of June 23, 2021. ●On July 28, 2020, as part of the capital raise per 18(b), the Company issued 74,138 share purchase warrants at an exercise price of $20.47 with an expiry date of July 28, 2022. On September 29, 2020, the Company issued 2,100,000 share purchase warrants as part of the units offered and sold in its initial public offering, which included one common share and one warrant. The warrant has an exercise price of $6.85 USD with an expiry date of September 28, 2025. These warrants trade on Nasdaq under the symbol STYA-W and were valued at the residual value of $1.27 per warrant for total value of $2,667,000 including in reserves. ●On December 31, 2020, the Company issued 1,294,500 share purchase warrants to the investors who participated in the private placement. Each unit consisted of one common share and one share purchase warrant. The warrant has an exercise price of $11.50 USD with an expiry date of June 29, 2024.
Number of share purchase warrants (in Shares) | shares																							68,647							68,647
Share purchase warrants price																							$ 62.87							$ 62.87
Tradeable warrants (in Shares) | shares																								205,504	88,911
Total proceeds (in Dollars) | $																								$ 1,407,702	$ 609,040
Conversion Of Debentures [Member]
Share Capital (Details) [Line Items]
Class of warrants or rights issued during the period and exercised (in Shares) | shares									250,000
Class of warrants or rights issued during the period and exercised convertible debentures value (in Dollars) | $									$ 7.2
Placement Agent Warrants [Member]
Share Capital (Details) [Line Items]
Warrant expiration term																													5 years
Percentage of fee	7.00%
Payment of fee (in Dollars) | $	$ 279,027
Offering expense (in Dollars) | $	185,871
Net proceeds shares amount (in Dollars) | $	3,521,202
direct cost (in Dollars) | $	$ 433,353
Warrant exercisable price																													$ 2.53
Warrants exercisable period																													180 years
Fair value (in Dollars) | $																													$ 307,189
Option Warrants [Member]
Share Capital (Details) [Line Items]
Number of shares issued (in Shares) | shares																		85,659					5,276,695						44,868,560	5,276,695
Number of shares outstanding (in Shares) | shares																													44,868,560
Note Warrant [Member]
Share Capital (Details) [Line Items]
Gross proceeds (in Dollars) | $							$ 10,936,974
Pre-Funded Units [Member]
Share Capital (Details) [Line Items]
Exercisable term																													5 years
Pre-funded per unit	$ 0.22						$ 2.29
Value, per share							0.01
Exercise price per share							$ 2.3
Pre-funded warrants issued (in Dollars) | $																													$ 1,106,747
Warrant expiration term	5 years
Strike rate	$ 0.23
Dividend yield percentage	0.00%
Option Warrants [Member]
Share Capital (Details) [Line Items]
Additional warrants purchased (in Shares) | shares																													1,304,347
Warrants to purchase shares (in Shares) | shares																													1,304,347
Common shares exercisable per share																													$ 2.3
Warrant expiration term																													5 years
Option warrants issued (in Dollars) | $																													$ 975,393
Market price per share																													$ 1.73
Initial stock price																													1.73
Strike rate																													$ 2.3
Dividend yield percentage																													0.00%
Volatility percentage																													60.00%
Risk free rate																													0.50%
Placement Agent Warrants [Member]
Share Capital (Details) [Line Items]
Exercisable term																													5 years
Warrant expiration term																													5 years
Strike rate																													$ 2.53
Volatility percentage																													60.00%
Warrants issued (in Shares) | shares																													434,783
Exercise price per share																													$ 2.53
Black scholes value (in Dollars) | $																													$ 307,189
Common share transactions, description																						The direct costs related to the issuance of the common shares and warrants issued in the January 2022 underwritten public offering were $2,016,895, including the value of the Placement Agent Warrants. Direct costs of $965,248 were allocated to the warrant liability and expensed immediately in profit and loss. During the period, 1,480,000 Pre-Funded Warrants were exercised for gross proceeds of $14,800, converting into 1,480,000 common shares that were fully issued.
Restricted Share Units [Member]
Share Capital (Details) [Line Items]
Stock option issued (in Shares) | shares			120,000
Fulfillment Of Contractual Obligations [Member]
Share Capital (Details) [Line Items]
Stock shares issued during the period shares (in Shares) | shares		5,000
Stock shares issued during the period value (in Dollars) | $		$ 36,050
Black Scholes Option Pricing Model [Member]
Share Capital (Details) [Line Items]
Common shares exercisable per share																													$ 0.23
Warrant expiration term	5 years
Initial stock price																													$ 0.14
Strike rate	$ 0.23
Dividend yield percentage	0.00%
Volatility percentage	135.00%
Risk free rate	4.08%
Black Scholes Option Pricing Model [Member] | Placement Agent Warrants [Member]
Share Capital (Details) [Line Items]
Warrant expiration term																													5 years
Initial stock price																													$ 1.73
Strike rate																													$ 2.53
Dividend yield percentage																													0.00%
Volatility percentage																													60.00%
Risk free rate																													0.50%
Black Scholes Option Pricing Model [Member] | Pre-Funded Units [Member]
Share Capital (Details) [Line Items]
Warrant expiration term	5 years
Stock Options [Member]
Share Capital (Details) [Line Items]
Number of shares outstanding (in Shares) | shares																													1,506,138
Exercisable per share																													$ 3.53
Number of Stock Options, Granted																													1,145,000	100,500
Weighted Average Exercise Price, Granted																													$ 1.15	$ 11.5
Restricted Share Units [Member]
Share Capital (Details) [Line Items]
Number of shares outstanding (in Shares) | shares																													3,165,000
Exercisable per share																													$ 1.05
Number of Stock Options, Granted																													3,195,000
Weighted Average Exercise Price, Granted																													$ 1.05
Agents’ Options [Member] | Placement Agent Warrants [Member]
Share Capital (Details) [Line Items]
Initial stock price																													$ 1.73
Risk free rate																													0.50%
Certain Employees [Member] | Stock Options [Member]
Share Capital (Details) [Line Items]
Number of Stock Options, Granted | share																	62,000
Weighted Average Exercise Price, Granted																	$ 11.5
Certain Employees [Member] | Stock Options [Member] | Second Of January Two Thousand And Thirty One [Member]
Share Capital (Details) [Line Items]
Number of Stock Options, Granted | share																	5,000
Certain Employees [Member] | Stock Options [Member] | Second Of January Two Thousand And Twenty Six [Member]
Share Capital (Details) [Line Items]
Number of Stock Options, Granted | share																	57,000
Certain Employees And Consultants [Member] | Stock Options [Member] | Second Of January Two Thousand And Twenty Six [Member]
Share Capital (Details) [Line Items]
Number of Stock Options, Granted | share																38,500
Certain Employees And Consultants [Member] | Stock Options [Member] | Expiring On Second Of January Two Thousand And Twenty Six [Member]
Share Capital (Details) [Line Items]
Weighted Average Exercise Price, Granted																$ 11.5
One Of The Employees Who Was Terminated [Member] | Stock Options [Member]
Share Capital (Details) [Line Items]
Number of Stock Options, Granted | share														4,000		38,500
Number of share options expired in share-based payment arrangement (in share) | share														2,500
One Of The Employees Who Was Terminated [Member] | Stock Options [Member] | Expiring On Thirty First Of August Two Thousand And Twenty Two [Member]
Share Capital (Details) [Line Items]
Share based compensation by share based award number of options due to expire in a share based arrangement (in Shares) | shares														1,500
One Of The Directors Who Was Terminated [Member] | Stock Options [Member]
Share Capital (Details) [Line Items]
Number of Stock Options, Granted | share												20,000				38,500
Number of share options expired in share-based payment arrangement (in share) | share												10,000
One Of The Directors Who Was Terminated [Member] | Stock Options [Member] | Twenty Ninth Of October Two Thousand And Twenty Two [Member]
Share Capital (Details) [Line Items]
Share based compensation by share based award number of options due to expire in a share based arrangement (in Shares) | shares												10,000
Director [Member] | Restricted Share Units [Member]
Share Capital (Details) [Line Items]
Fair value, per share					$ 1.03
Number of instruments granted in share-based payment arrangement					450,000
Consultants [Member] | Restricted Share Units [Member]
Share Capital (Details) [Line Items]
Fair value, per share				$ 1.1
Number of instruments granted in share-based payment arrangement			90,000	240,000
Employee [Member] | Restricted Share Units [Member]
Share Capital (Details) [Line Items]
Number of instruments granted in share-based payment arrangement				585,000
Share Based Payment Arrangement Vesting Tranche One [Member] | Director [Member] | Restricted Share Units [Member]
Share Capital (Details) [Line Items]
Number of instruments granted in share-based payment arrangement					150,000
Share Based Payment Arrangement Vesting Tranche One [Member] | Consultants [Member] | Restricted Share Units [Member]
Share Capital (Details) [Line Items]
Number of instruments granted in share-based payment arrangement			7,500
Share Based Payment Arrangement Vesting Tranche One [Member] | Employee [Member] | Restricted Share Units [Member]
Share Capital (Details) [Line Items]
Number of instruments granted in share-based payment arrangement				48,750
Share Based Payment Arrangement Vesting Tranche Two [Member] | Director [Member] | Restricted Share Units [Member]
Share Capital (Details) [Line Items]
Fair value, per share					$ 1.03
Number of instruments granted in share-based payment arrangement					150,000
Share Based Payment Arrangement Vesting Tranche Two [Member] | Consultants [Member] | Restricted Share Units [Member]
Share Capital (Details) [Line Items]
Fair value, per share			$ 1.1
Number of instruments granted in share-based payment arrangement			7,500
Quarterly [Member] | Director [Member] | Restricted Share Units [Member]
Share Capital (Details) [Line Items]
Number of instruments granted in share-based payment arrangement					1,800,000
Quarterly [Member] | Employee [Member] | Second Vesting [Member]
Share Capital (Details) [Line Items]
Fair value, per share				$ 1.1
Number of instruments granted in share-based payment arrangement				48,750
Multiple Tradeable Warrant Exercises [Member]
Share Capital (Details) [Line Items]
Proceeds from exercise of warrants (in Dollars) | $															$ 609,041
ClassOfWarrantsOrRightsRedeemedDuringThePeriodUnits (in Shares) | shares															88,911
Warrant exercisable price															$ 6.85										$ 6.85
Placement Agent Warrants [Member]
Share Capital (Details) [Line Items]
Class of warrant or right number of common stock issuable on exercise of warrants (in Shares) | shares																													434,783
Employee [Member]
Share Capital (Details) [Line Items]
Stock option description																															On December 1, 2020, due to the termination of an employee, 414 stock options of the 621 stock options issued on January 1, 2020 were cancelled and the remaining balance of 207 vested stock options has an expiry date of December 1, 2021.
Agents’ Options [Member]
Share Capital (Details) [Line Items]
Issued broker warrants (in Shares) | shares																													52,500
Number of Stock Options, Granted																														6,597
Fair value (in Dollars) | $																													$ 61,950
Exercised price																													$ 2.3	$ 52.68
Transactions during the year, description										●On December 7, 2021, 250,000 warrants were exercised at $4.00 for total proceeds of $1,000,000 and the proportionate fair value of $385,190 of the underlying warrants on the date of the exercise was also transferred to share capital.
Clear Rf [Member]
Share Capital (Details) [Line Items]
Shares issued on acquisition of ClearRF (in Dollars) | $																														$ 194,985